Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	[2]
Cash and cash equivalents:
Cash	$ 186,347	$ 54,915
Cash equivalents:
Bank time deposits	51,093	229,950
Total cash and cash equivalents	237,440	284,865	[1],[2]	$ 249,099	[2]	$ 4,351
Short-term investments:
Bank time deposits	98,439	166,414	[1]
Total cash, cash equivalents and short-term investments	335,879	451,279
Interest income	$ 5,500	$ 8,300		$ 3,800

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).